Share-based Compensation Authorized Shares (Details) shares in Thousands	Dec. 31, 2015 shares
2008 A. M. Castle & Co. Omnibus Incentive Plan (amended and restated as of April 25, 2013)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	3,350